Short-term borrowings and long-term debt	12 Months Ended
Mar. 31, 2019
Short-term borrowings and long-term debt

12. Short-term borrowings and long-term debt:

Short-term borrowings at March 31, 2018 and 2019 consist of the following:

	Yen in millions
	March 31,
	2018	2019
Loans, principally from banks, with a weighted-average interest at March 31, 2018 and March 31, 2019 of 2.14% and of 2.11% per annum, respectively	1,254,444	1,468,430
Commercial paper with a weighted-average interest at March 31, 2018 and March 31, 2019 of 1.65% and of 2.28% per annum, respectively	3,900,469	3,876,544

	5,154,913	5,344,973

As of March 31, 2019, Toyota has unused short-term lines of credit amounting to ¥1,892,166 million of which ¥274,058 million related to commercial paper programs. Under these programs, Toyota is authorized to obtain short-term financing at prevailing interest rates for periods not in excess of 360 days.

Long-term debt at March 31, 2018 and 2019 comprises the following:

	Yen in millions
	March 31,
	2018	2019
Unsecured loans, representing obligations principally to banks, due 2018 to 2036 in 2018 and due 2019 to 2041 in 2019 with a weighted-average interest at March 31, 2018 and March 31, 2019 of 2.70% and of 2.78% per annum, respectively	3,215,309	3,441,336
Secured loans, representing obligations principally to finance receivables securitization due 2018 to 2030 in 2018 and due 2019 to 2026 in 2019 with a weighted-average interest at March 31, 2018 and March 31, 2019 of 1.99% and of 2.47% per annum, respectively	1,963,057	1,840,204
Medium-term notes of consolidated subsidiaries, due 2018 to 2046 in 2018 and due 2019 to 2048 in 2019 with a weighted-average interest at March 31, 2018 and March 31, 2019 of 2.18% and of 2.46% per annum, respectively	6,994,629	7,372,550
Unsecured notes of parent company, due 2018 to 2037 in 2018 and due 2019 to 2037 in 2019 with a weighted-average interest at March 31, 2018 and March 31, 2019 of 0.94% and of 1.84% per annum, respectively	370,000	511,980
Unsecured notes of consolidated subsidiaries, due 2018 to 2031 in 2018 and due 2019 to 2031 in 2019 with a weighted-average interest at March 31, 2018 and March 31, 2019 of 2.20% and of 2.12% per annum, respectively	1,569,517	1,566,994
Secured notes of consolidated subsidiaries, due 2018 to 2021 in 2018 and due 2019 to 2022 in 2019 with a weighted-average interest at March 31, 2018 and March 31, 2019 of 7.90% and of 7.78% per annum, respectively	59,513	53,120
Long-term capital lease obligations, due 2018 to 2035 in 2018 and due 2019 to 2035 in 2019 with interest ranging from 0.37% to 14.73% per annum in 2018 and from 0.12% to 14.73% per annum in 2019	20,626	19,021

	14,192,651	14,805,205
Less - Current portion due within one year	(4,186,277)	(4,254,260)

	10,006,374	10,550,945

As of March 31, 2019, approximately 48%, 11%, 11%, 9%, 5% and 16% of long-term debt are denominated in U.S. dollars, euros, Japanese yen, Australian dollars, Canadian dollars and other currencies, respectively.

As of March 31, 2019, property, plant and equipment with a book value of ¥641,465 million and other assets aggregating ¥1,936,680 million were pledged as collateral mainly for certain debt obligations of subsidiaries. These other assets principally consist of securitized finance receivables.

The aggregate amounts of annual maturities of long-term debt during the next five years are as follows:

Years ending March 31,	Yen in millions
2020	4,254,260
2021	3,057,026
2022	3,033,332
2023	2,221,041
2024	1,123,524

Standard agreements with certain banks include provisions that collateral (including sums on deposit with such banks) or guarantees will be furnished upon the banks’ request and that any collateral furnished, pursuant to such agreements or otherwise, will be applicable to all present or future indebtedness to such banks. During the year ended March 31, 2019, Toyota has not received any significant requests from these banks.

As of March 31, 2019, Toyota has unused long-term lines of credit amounting to ¥6,457,394 million.

Interest expense during the years ended March 31, 2017, 2018 and 2019 were ¥352,691 million, ¥415,094 million and ¥499,871 million, respectively. Interest expense related to the financial services business is included in “Cost of financing operations” in the accompanying consolidated statements of income.